INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure Text Block [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
Intangible assets consisted of the following:

December 31, 2016	Gross	Accumulated Amortization	Net	Estimated Life (in years)
Chiefton brand and graphic designs	$69,400	$44,017	$25,383	2

December 31, 2015	Gross	Accumulated Amortization	Net	Estimated Life (in years)
Customer relationships (IPG)	$1,000,000	$76,712	$923,288	10
Marketing-related (IPG)	200,000	30,685	169,315	5
Non-compete agreements (IPG)	500,000	127,854	372,146	3
Chiefton brand and graphic designs	69,400	9,222	60,178	2
Intangible assets, net	$1,769,400	$244,473	$1,524,927